BASIS OF PRESENTATION, LIQUIDITY	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION, LIQUIDITY

NOTE 1-BASIS OF PRESENTATION, LIQUIDITY

UTStarcom Holdings Corp., a Cayman Islands corporation incorporated in 2011 and its wholly owned subsidiaries (collectively, the “Company”), is a global telecom infrastructure provider dedicated to developing technology that will serve the rapidly growing demand for bandwidth from mobile, streaming and other applications. The Company works with carriers in different countries, to meet this demand through a range of innovative broadband packet optical transport and wireless/fixed-line access products and solutions.

UTStarcom, Inc. was founded in 1991 and started trading on NASDAQ in 2000. On June 24, 2011, the shareholders of UTStarcom, Inc. approved the proposed merger (the “Merger”), to reorganize UTStarcom, Inc. as a Cayman Islands company. Pursuant to the approval of the shareholders, UTSI Mergeco Inc., a Delaware corporation and a wholly-owned subsidiary of UTStarcom Holdings Corp., merged with and into the existing public company, UTStarcom, Inc., which is incorporated under the laws of the State of Delaware. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries.

Also pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. The Company’s business is conducted in substantially the same manner as was conducted by UTStarcom, Inc. The transaction was accounted for as a legal re-organization of entities under common control. The accompanying consolidated financial statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the preparation of the consolidated financial statements.

The accompanying Consolidated Balance Sheets as of December 31, 2025 and 2024 and the Consolidated Statements of Comprehensive Loss for each of the three years ended December 31, 2025, 2024 and 2023 have been prepared by the Company in conformity with generally accepted accounting principles in the United States of America (“US GAAP”).

The accompanying consolidated financial statements are presented on the basis that the Company is a going concern. The going concern assumption contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and considers the Company’s current financial status, business operation, market strategy, and products development in the twelve months following the issuance date of these financial statements. The Company has concluded there was no substantial doubt about the Company’s ability to continue as a going concern.

The Company incurred net losses of $8.0 million, $4.4 million and $3.9 million for the years ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025 and 2024, the Company had an accumulated deficit of $1,267.4 million and $1,259.4 million, respectively. The Company’s operations used net cash of $8.8 million, $4.5 million and $4.5 million for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025 and 2024, the Company had cash and cash equivalents of $33.8 million and $43.9 million, of which $10.0 million and $17.2 million, respectively, were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of cash to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and restrictions on foreign currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of cash outside of China. As of December 31, 2025, the Company’s China subsidiaries have no accumulated profit, as determined in accordance with Chinese accounting standards, that can be paid as dividends. In 2025, 2024 and 2023, the Company’s China subsidiaries did not pay dividends.

On June 28, 2022, the Company effected a one-for-four reverse share split of its ordinary shares. Unless otherwise specified, all share and per share information in these consolidated financial statements has been retroactively adjusted to reflect this reverse share split.